Related Party Transactions	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

2.20 Related party transactions

List of subsidiaries:

		Holding as of
	Country	March 31, 2024	March 31, 2023
Infosys Technologies (China) Co. Limited (Infosys China)(1)	China	100%	100%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)(1)	Mexico	100%	100%
Infosys Technologies (Sweden) AB (Infosys Sweden)(1)	Sweden	100%	100%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)(1)	China	100%	100%
EdgeVerve Systems Limited (EdgeVerve)(1)	India	100%	100%
Infosys Austria GmbH(1)	Austria	100%	100%
Skava Systems Private Limited (Skava Systems)(1)(22)	India	100%	100%
Infosys Chile SpA(1)	Chile	100%	100%
Infosys Arabia Limited(2)(22)	Saudi Arabia	70%	70%
Infosys Consulting Ltda.(1)	Brazil	100%	100%
Infosys Luxembourg S.a.r.l(1)	Luxembourg	100%	100%
Infosys Americas Inc. (Infosys Americas)(1)(30)	U.S.	—	100%
Infosys Consulting S.R.L.(1)(19)	Argentina	100%	100%
Infosys Consulting S.R.L.(1)	Romania	100%	100%
Infosys Limited Bulgaria EOOD(1)	Bulgaria	100%	100%
Infosys Turkey Bilgi Teknolojileri Limited Sirketi(1)	Turkey	100%	100%
Infosys Germany Holding Gmbh(1)	Germany	100%	100%
Infosys Automotive and Mobility GmbH & Co. KG(1)	Germany	100%	100%
Infosys Green Forum(1)	India	100%	100%
Infosys Business Solutions LLC(1)	Qatar	100%	100%
WongDoody Inc.(1)	U.S.	100%	100%
Danske IT and Support Services India Private Limited (“Danske IT”) (1)(32)	India	100%	—
Infosys Public Services, Inc. USA (Infosys Public Services)(1)	U.S.	100%	100%
Infosys Public Services Canada Inc. (12)(23)	Canada	100%	100%

		Holding as of
	Country	March 31, 2024	March 31, 2023
Infosys BPM Limited(1)	India	100%	100%
Infosys BPM UK Limited(3)	U.K.	100%	100%
Infosys (Czech Republic) Limited s.r.o.(3)	Czech Republic	100%	100%
Infosys Poland Sp z.o.o(3)	Poland	100%	100%
Infosys McCamish Systems LLC(3)	U.S.	100%	100%
Portland Group Pty Ltd(3)	Australia	100%	100%
Infosys BPO Americas LLC.(3)	U.S.	100%	100%
Infosys BPM Canada Inc (3)(31)(36)	Canada	—	—
Panaya Inc. (Panaya)(1)	U.S.	100%	100%
Panaya Ltd.(4)	Israel	100%	100%
Panaya Germany GmbH (4)(27)	Germany	100%	100%
Brilliant Basics Holdings Limited (Brilliant Basics)(1)(22)	U.K.	100%	100%
Brilliant Basics Limited (5)(22)	U.K.	100%	100%
Infosys Consulting Holding AG (1)	Switzerland	100%	100%
Infosys Management Consulting Pty Limited(6)	Australia	100%	100%
Infosys Consulting AG(6)	Switzerland	100%	100%
Infosys Consulting GmbH(6)	Germany	100%	100%
Infosys Consulting SAS(6)	France	100%	100%
Infy Consulting B.V.(6)	The Netherlands	100%	100%
Infosys Consulting (Belgium) NV(6)	Belgium	100%	100%
Infy Consulting Company Ltd(6)	U.K.	100%	100%
GuideVision s.r.o.(7)	Czech Republic	100%	100%
GuideVision Deutschland GmbH(8)	Germany	100%	100%
GuideVision Suomi Oy(8)	Finland	100%	100%
GuideVision Magyarország Kft(8)	Hungary	100%	100%
GuideVision Polska Sp. z.o.o(8)	Poland	100%	100%
GuideVision UK Ltd(8)(22)	U.K.	100%	100%
Infosys Nova Holdings LLC. (Infosys Nova)(1)	U.S.	100%	100%
Outbox systems Inc. dba Simplus (US)(9)	U.S.	100%	100%
Simplus ANZ Pty Ltd.(10)	Australia	100%	100%
Simplus Australia Pty Ltd(11)	Australia	100%	100%
Simplus Philippines, Inc.(10)	Philippines	100%	100%
Kaleidoscope Animations, Inc.(9)	U.S.	100%	100%
Kaleidoscope Prototyping LLC(18)(34)	U.S.	—	100%
Blue Acorn iCi Inc (formerly Beringer Commerce Inc)(9)	U.S.	100%	100%
Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)(1)	Singapore	100%	100%
Infosys Financial Services GmbH. (formerly Panaya GmbH) (13)(29)	Germany	100%	100%
Infosys South Africa (Pty) Ltd(13)	South Africa	100%	100%
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)(13)	Malaysia	100%	100%
Infosys Middle East FZ LLC (13)	Dubai	100%	100%
Infosys Norway (13)(28)	Norway	100%	100%
Infosys Compaz Pte. Ltd (14)	Singapore	60%	60%
HIPUS Co., Ltd(14)	Japan	81%	81%
Fluido Oy (13)	Finland	100%	100%
Fluido Sweden AB (15)	Sweden	100%	100%
Fluido Norway A/S(15)	Norway	100%	100%
Fluido Denmark A/S(15)	Denmark	100%	100%
Fluido Slovakia s.r.o(15)	Slovakia	100%	100%
Infosys Fluido UK, Ltd.(15)	U.K.	100%	100%
Infosys Fluido Ireland, Ltd.(16)	Ireland	100%	100%
Stater N.V.(14)	The Netherlands	75%	75%
Stater Nederland B.V.(17)	The Netherlands	75%	75%
Stater XXL B.V.(17)	The Netherlands	75%	75%
HypoCasso B.V.(17)	The Netherlands	75%	75%
Stater Participations B.V.(35)	The Netherlands	—	75%
Stater Belgium N.V./S.A.(17)(35)	Belgium	75%	75%
Stater Gmbh(17)	Germany	75%	75%
Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”))(13)	Germany	100%	100%
Wongdoody Gmbh (formerly known as oddity GmbH) (20)	Germany	100%	100%
WongDoody (Shanghai) Co. Limited (formerly known as oddity (Shanghai) Co., Ltd.) (21)	China	100%	100%
WongDoody limited (Taipei) (formerly known as oddity Limited (Taipei)) (21)	Taiwan	100%	100%
oddity space GmbH (20)(33)	Germany	—	100%
oddity jungle GmbH (20)(33)	Germany	—	100%
oddity code GmbH (20)(33)	Germany	—	100%
WongDoody d.o.o (formerly known as oddity code d.o.o) (21)(33)	Serbia	100%	100%
oddity waves GmbH (20)(33)	Germany	—	100%
oddity group services GmbH (20)(33)	Germany	—	100%
BASE life science A/S (13)(24)	Denmark	100%	100%
BASE life science AG (25)	Switzerland	100%	100%
BASE life science GmbH (25)	Germany	100%	100%
BASE life science S.A.S (25)	France	100%	100%
BASE life science Ltd. (25)	U.K.	100%	100%
BASE life science S.r.l. (25)	Italy	100%	100%
Innovisor Inc.(25)	U.S.	100%	100%
BASE life science Inc.(25)	U.S.	100%	100%
BASE life science S.L.(25)(26)	Spain	100%	100%

(1) Wholly-owned subsidiary of Infosys Limited
(2) Majority owned and controlled subsidiary of Infosys Limited
(3) Wholly-owned subsidiary of Infosys BPM Limited
(4) Wholly-owned subsidiary of Panaya Inc.
(5) Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(6) Wholly-owned subsidiary of Infosys Consulting Holding AG
(7) Wholly-owned subsidiary of Infy Consulting Company Limited

(8) Wholly-owned subsidiary of GuideVision s.r.o.
(9) Wholly-owned subsidiary of Infosys Nova Holdings LLC
(10) Wholly-owned subsidiary of Outbox systems Inc. dba Simplus.
(11) Wholly-owned subsidiary of Simplus ANZ Pty Ltd
(12) Wholly-owned subsidiary of Infosys Public Services, Inc.
(13) Wholly-owned subsidiary of Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
(14) Majority owned and controlled subsidiary of Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
(15) Wholly-owned subsidiary of Fluido Oy
(16) Wholly-owned subsidiary of Infosys Fluido UK, Ltd.
(17) Wholly-owned subsidiary of Stater N.V
(18) Wholly-owned subsidiary of Kaleidoscope Animations, Inc.

(19) Infosys Consulting S.R.L. (Argentina) (formerly a wholly-owned subsidiary of Infosys Consulting Holding AG) became the majority owned and controlled subsidiary of Infosys Limited with effect from April 1, 2022

(20) On April 20, 2022, Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”) (a wholly owned subsidiary of Infosys Singapore Pte. Ltd (formerly Infosys Consulting Pte. Ltd.)) acquired 100% of voting interests in oddity space GmbH, oddity jungle GmbH, oddity waves GmbH, oddity group services GmbH, oddity code GmbH and Wongdoody Gmbh (formerly known as oddity GmbH)

(21) Wholly-owned subsidiary of Wongdoody Gmbh (formerly known as oddity GmbH)
(22) Under liquidation
(23) Incorporated on July 8, 2022

(24) On September 1, 2022, Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.) (a Wholly-owned subsidiary of Infosys Limited) acquired 100% of voting interests in BASE life science A/S.

(25) Wholly-owned subsidiary of BASE life science A/S
(26) Incorporated on September 6, 2022
(27) Incorporated effective December 15, 2022
(28) Incorporated effective September 22, 2022.
(29) Infosys Financial Services GmbH. (formerly Panaya GmbH) became a wholly-owned subsidiary of Infosys Singapore Pte. Ltd (formerly Infosys Consulting Pte. Ltd.) with effect from February 23, 2023.
(30) Liquidated effective July 14, 2023
(31) Incorporated on August 11, 2023

(32) On September 1, 2023, Infosys Ltd. acquired 100% of voting interests in Danske IT and Support Services India Private Limited ("Danske IT"). Danske IT renamed as Idunn Information Technology Private Limited from April 1, 2024.

(33) On September 29, 2023, oddity space GmbH, oddity waves GmbH, oddity jungle GmbH, oddity group services GmbH and oddity code GmbH merged into WongDoody GmbH and oddity code d.o.o which was formerly a subsidiary of oddity code Gmbh has become a subsidiary of Wongdoody Gmbh (formerly known as oddity GmbH).

(34) Kaleidoscope Prototyping LLC, a Wholly-owned subsidiary of Kaleidoscope Animations is liquidated effective November 1, 2023.

(35) On November 24, 2023 Stater Participations B.V (Wholly-owned subsidiary of Stater N.V) merged with Stater N.V and Stater Belgium N.V./S.A which was formerly a wholly owned subsidiary of Stater Participations B.V. became a wholly owned subsidiary of Stater N.V.

(36) On March 15, 2024 Infosys BPM Canada Inc., a Wholly-owned subsidiary of Infosys BPM Limited got dissolved.

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust
Infosys Expanded Stock Ownership Trust	India	Controlled Trust
Infosys Foundation (1)(2)	India	Trust jointly controlled by KMPs

(1)
Effective January 1, 2022
(2)
During fiscal 2024 and fiscal 2023, the Group contributed $49 million and $44 million respectively towards CSR.

Refer to Note 2.14 for information on transactions relating to the post-employment benefit plans mentioned above.

List of Key Managerial Personnel (KMP)

Whole-time directors

Salil Parekh, Chief Executive Officer and Managing Director

U.B. Pravin Rao, Chief Operating Officer (retired as a Chief Operating Officer and Whole-time director effective December 12, 2021)

Non-whole-time directors

Nandan M. Nilekani

D. Sundaram (appointed as lead independent director effective March 23, 2023)

Kiran Mazumdar-Shaw (retired as lead independent director effective March 22, 2023)

Michael Gibbs

Govind Iyer (appointed as an independent director effective January 12, 2023)

Uri Levine (retired effective April 19, 2023)

Bobby Parikh

Chitra Nayak

Helene Auriol Potier (appointed as an independent director effective May 26, 2023)

Nitin Paranjpe (appointed as an additional and independent director effective January 1, 2024)

Executive Officers

Jayesh Sanghrajka (appointed as Chief Financial Officer effective April 1, 2024)

Nilanjan Roy (resigned as Chief Financial Officer of the Company effective March 31, 2024)

Inderpreet Sawhney, Group General Counsel and Chief Compliance Officer

Shaji Mathew (appointed as Group Head - Human Resources effective March 22, 2023)

Krishnamurthy Shankar (retired as Group Head - Human Resources and Infosys Leadership Institute effective March 21, 2023)

Mohit Joshi (resigned as President effective March 11, 2023, and was on leave till June 9, 2023 which was his last date with the Company)

Ravi Kumar S (resigned as President effective October 11, 2022)

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Salaries and other short term employee benefits to whole-time directors and executive officers(1)(2)	14	14	18
Commission and other benefits to non-executive / independent directors	2	2	2
Total	16	16	20

(1)
Includes employee stock compensation expense of $8 million, $6 million and $9 million for fiscal 2024, 2023 and 2022, respectively, towards key managerial personnel (Refer to Note 2.17).

(2)
Does not include post-employment benefit and other long term benefits based on actuarial valuation as this is done for the Company as a whole.